Shareholder's Equity (Details Textual) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Oct. 31, 2018 ARS ($)	Oct. 31, 2017 ARS ($)	Oct. 31, 2017 ARS ($)	Oct. 31, 2016 ARS ($)	Jun. 30, 2019 ARS ($)	Jun. 30, 2018 ARS ($)	Jun. 30, 2017 ARS ($)	Jun. 30, 2019 $ / shares	Jun. 30, 2019 ARS ($) shares	Oct. 29, 2018 ARS ($)	Dec. 18, 2012 $ / shares shares
Nominal value, per shares (in pesos per share) | $ / shares											$ 0.1
Increase of nominal value, per shares (in pesos per share) | $ / shares											$ 1
Number of shares par value increase | shares											20,264
Number of shares outstanding | shares									126,014,050
Common stock par value | $ / shares								$ 1.00
Legal reserve, descripton					5% of the profit of the year is destined to constitute legal reserves until they reach legal capped amount (20% of share capital).
Reserve						$ 28,811			$ 13,342
Dividend	$ 705,000		$ 1,283,000	$ 1,056,000
Canceled dividends					$ 705,000	$ 1,283,000	$ 1,834,000
Refund of dividends					$ 32,800
Share capital and premium, description					The share capital of IRSA Propiedades Comerciales was originally represented by common shares with a nominal value of Ps. 0.1 per share and one vote each.
Special Reserve [Member]
Reserve									$ 29,470,000	$ 24,078,000
Dividends Approved On October 31, 2017 [Member]
Dividend		$ 460,000
Dividends Approved On October 31, 2016 [Member]
Dividend				641,000
Dividends Approved On April 5, 2017 [Member]
Dividend				$ 137,000